Basis of preparation and accounting policies (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021		Dec. 31, 2020	[1]
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents	£ 70,130	£ 55,960	£ 61,784	[1]	£ 51,622
Increase due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents		£ 2,770	£ 3,095

[1]	Restated, see page 34.